Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP Prud ESP
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (“Level 1” measurements), and the lowest priority to unobservable inputs (“Level 3” measurements). The three levels of the fair value hierarchy under FASB ASC 820 are described as follows:

Level 1    Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.

Level 2    Inputs to the valuation methodology include:

•Quoted prices for similar assets or liabilities in active markets;
•Quoted prices for identical or similar assets or liabilities in inactive markets;
•Inputs other than quoted prices that are observable for the asset or liability;
•Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3    Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
The methods described below may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.

Registered Investment Companies - are mutual funds registered with the Securities and Exchange Commission. The investments held by the Plan are deemed to be actively traded and the mutual funds are required to publish their daily net asset values ("NAV") and to transact at that price. The Plan values these investments at the closing price reported by the registered investment companies on the reporting date. Registered investment companies also include Prudential Financial, Inc. ("PFI") common stock which is valued at the closing price of shares on the New York Stock Exchange.

Separately Managed Accounts and Short Term - Investments in separately managed accounts are valued using NAV based on the underlying assets comprised of common stock and registered investment companies. The underlying investments in common stock are valued at the closing price reported on the active market on which the individual securities are traded. Investments in short-term investment funds, are valued using NAV based on the underlying assets in the fund. The NAV is provided by the trustee, transfer agent or other agent of the fund.

Insurance Company Separate Accounts, Common/Collective Trusts - The Plan values these investments at unit value, which is based on the aggregate fair value of the underlying assets (primarily equity securities and bonds) in relation to the total number of units outstanding. The unit value represents the price at which the participant-directed transactions are affected. Unit value is the equivalent of NAV, which is a practical expedient for estimating the fair value of these investments.

As of December 31, 2025 and 2024, there were no unfunded commitments and the redemption frequency was daily on these investment options. The following summarizes the investor-level redemption restrictions for these investments:

Redemptions
Investment	Restrictions
Insurance company separate accounts	Under severe adverse economic conditions, delay up to 6 months. The real estate separate account may delay up to 12 months, if negative impact on other investor.

Common/collective trusts	Withdrawals may be limited to the greater of $2 million or 5% of the value of the assets in the fund.

For more recent and detailed information on the terms and conditions under which participants may redeem investments, please see the relevant Plan and investment documentation (e.g., prospectus) for each investment.
The following tables set forth by level, within the fair value hierarchy, the Plan’s investments carried at fair value as of December 31, 2025 and 2024:

	Investments at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total

Registered investment companies	$1,016,399,989	$—	$—	$1,016,399,989

Investments measured at NAV *
Separately managed accounts				1,643,301,356
Insurance company separate accounts				3,879,752,579
Common/collective trusts				1,711,705,318
Total investments, at fair value				$8,251,159,242

	Investments at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total

Registered investment companies	$1,016,585,516	$—	$—	$1,016,585,516

Investments measured at NAV *
Separately managed accounts				1,552,479,257
Insurance company separate accounts				3,429,685,672
Common/collective trusts				1,538,726,524
Total investments, at fair value				$7,537,476,969

* The Plan excludes from the fair value hierarchy investments that are measured at NAV per share (or its equivalent) as a practical expedient to estimate fair value.